Other Long-Term Financial Assets	12 Months Ended
Dec. 31, 2021
Other Long Term Financial Assets [Abstract]
OTHER LONG-TERM FINANCIAL ASSETS

14. OTHER LONG-TERM FINANCIAL ASSETS

As at December 31,	2021	2020
Deferred receivables	$12,696	$16,022
Other long-term receivables	1,841	1,276
Security deposits	773	5,861
Derivative assets (Note 29)	1,038	30,266
Other long-term financial assets	$16,348	$53,425